Commitments and contingencies (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating lease commitments - Group as lessee
Lease commitments for short-term leases for which recognition exemption has been used	€ 158	€ 9,230
Tax contingencies
Tax provisions	27,040	19,692
Uncertain tax positions for which no provision has been made	8,184,000
Tax provisions
Tax contingencies
Tax provisions	€ 25,788	€ 19,675